UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21528

The Endowment Registered Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Registered Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/12

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments.

The Endowment Registered Fund, L.P. invests substantially all of its assets in The Endowment Master Fund, L.P. (the “Master Fund”), as discussed in the accompanying notes. The Consolidated Schedule of Investments of the Master Fund is included herein.

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

September 30, 2012

(Unaudited)

(1) ORGANIZATION

The Endowment Registered Fund, L.P. (the “Registered Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 10, 2004, as a non-diversified, closed-end management investment company. The Registered Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Registered Fund may include the Master Fund, as the context requires.

The Registered Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Registered Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s Consolidated Schedule of Investments and Notes to Consolidated Schedule of Investments, included elsewhere in this report, are an integral part of the Registered Fund’s Schedule of Investments that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Registered Fund on September 30, 2012, was 41.72%.

The board of directors (each member thereof a “Director” and, collectively, the “Board”) is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Registered Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Registered Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Registered Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Registered Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Registered Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) INVESTMENT SECURITIES TRANSACTIONS

The Registered Fund records security transactions on a trade-date basis.

Investments that are held by the Registered Fund are marked to fair value at the reporting date.

(c) VALUATION OF INVESTMENTS

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Registered Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

1

THE ENDOWMENT REGISTERED FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

September 30, 2012

(Unaudited)

The Board has also authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or Citi Fund Services Ohio, Inc., the Registered Fund’s independent administrator (the “Independent Administrator”).

The Registered Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Registered Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Consolidated Schedule of Investments included elsewhere in this report.

(d) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Registered Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Consolidated Schedule of Investments, included elsewhere in this report.

(4) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Registered Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Registered Fund’s risk of loss in these Investment Funds is limited to the Registered Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21527

The Endowment Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, Suite 800, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

John A. Blaisdell The Endowment Master Fund, L.P. 4265 San Felipe, Suite 800 Houston, TX 77027	With a copy to: George J. Zornada K & L Gates LLP State Street Financial Center One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/12

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

September 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Bermuda
Natural Resources (0.54% Partners’ Capital)
HFR HE Bristol Master Trust (Series D) (2)	25,000	$17,330,013

Total Bermuda		17,330,013

Cayman Islands
Arbitrage Strategies (0.05% Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (2)	33,558	1,715,634
Natural Resources (0.92% Partners’ Capital)
Sentient Global Resources Fund III, L.P.		23,875,000
Sentient Global Resources Fund IV, L.P. (1)		5,617,157
Private Equity (8.84% Partners’ Capital)
ABRY Advanced Securities Fund, L.P. (1)		15,648,572
CX Partners Fund Limited (1)(2)		8,334,088
Gavea Investment Fund II A, L.P.		2,415,004
Gavea Investment Fund III A, L.P.		60,453,741
Hillcrest Fund, L.P. (1)(3)		12,092,864
India Asset Recovery Fund, L.P. (1)		273,448
J.C. Flowers III, L.P. (1)		7,789,110
LC Fund IV, L.P. (2)		25,176,584
New Horizon Capital III, L.P. (1)(2)		28,773,470
Northstar Equity Partners III Limited		4,200,551
Orchid Asia IV, L.P. (1)		13,219,230
Reservoir Capital Partners (Cayman), L.P.		12,145,508
Tiger Global Private Investment Partners IV, L.P. (1)		10,450,411
Tiger Global Private Investment Partners V, L.P. (1)		22,396,759
Tiger Global Private Investment Partners VI, L.P. (1)		8,415,251
Trustbridge Partners II, L.P. (1)(2)		17,765,530
Trustbridge Partners III, L.P. (1)(2)		27,961,356
Trustbridge Partners IV, L.P.		6,978,348
Real Estate (1.29% Partners’ Capital)
Forum European Realty Income III, L.P. (2)		13,299,505
Phoenix Asia Real Estate Investments II, L.P. (2)		13,913,738
Phoenix Real Estate Fund (T) L.P.		14,213,087

Total Cayman Islands		357,123,946

Guernsey
Private Equity (0.20% Partners’ Capital)
Mid Europa Fund III LP		6,372,534

Total Guernsey		6,372,534

Republic of Mauritius
Real Estate (0.09% Partners’ Capital)
Orbis Real Estate Fund I (2)		2,823,373

Total Republic of Mauritius		2,823,373

United Kingdom
Private Equity (0.45% Partners’ Capital)
Darwin Private Equity I, L.P. (1)		6,276,269
Sovereign Capital Limited Partnership III (2)		8,234,481
Real Estate (0.25% Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		1,859,894
Patron Capital L.P. II		732,560
Patron Capital L.P. III		5,565,201

Total United Kingdom		22,668,405

United States
Arbitrage Strategies (7.82% Partners’ Capital)
Citadel Wellington LLC		56,943,979
Eton Park Fund, L.P.		29,308,592
Investcorp Silverback Arbitrage Fund, LLC (3)		17,521,608
Kenmont Onshore Fund, L.P. (2)		174,087
King Street Capital, L.P.		1,104,840
Magnetar Capital Fund, L.P. (2)		8,567,909

See accompanying Notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Arbitrage Strategies (7.82% Partners’ Capital) (continued)
Magnetar SPV, LLC (Series L) (3)		$12,863,032
Millennium USA, L.P.		25,385,030
OZ Asia Domestic Partners, L.P. (1)		3,130,273
PIPE Equity Partners, L.L.C. (3)		18,855,842
PIPE Select Fund, L.L.C. (3)		35,202,810
Stark Investments Limited Partnership (1)		772,903
Stark Select Asset Fund, LLC		2,081,948
Waterstone Market Neutral Fund, L.P. (2)		20,987,054
Whitebox Multi-Strategy Fund, L.P.		18,606,741
Domestic Equity (5.88% Partners’ Capital)
CCM Small Cap Value Qualified Fund, L.P. (3)		19,117,327
Empire Capital Partners Enchanced, L.P. (1)(2)		23,940,544
HealthCor, L.P.		17,740,509
Hound Partners, L.P. (2)		37,187,639
Ithan Creek Partners, L.P.		18,043,297
JAT Capital Domestic Fund, L.P.		28,554,488
Kior Shares Liquidating Capital Account		1,886,522
Samlyn Onshore Fund, L.P.		2,956,475
Tiger Consumer Partners, L.P. (2)		39,790,921
Energy (6.48% Partners’ Capital)
AL Gulf Coast Terminals, LLC		1,374,024
ArcLight Energy Partners Fund IV, L.P. (1)		4,118,055
ArcLight Energy Partners Fund V, L.P. (1)		2,392,884
CamCap Resources, L.P.		411,729
EnCap Energy Capital Fund VII-B, L.P. (1)		7,126,089
Encap Energy Infrastructure TE Feeder, L.P. (2)		8,862,729
Intervale Capital Fund, L.P. (1)(2)		12,217,173
Merit Energy Partners G, L.P. (1)		10,074,369
NGP Energy Technology Partners II, L.P.		5,382,401
NGP IX Offshore Fund, L.P.		31,850,276
NGP Midstream & Resources, L.P. (1)		42,853,292
Quantum Parallel Partners V, L.P.		6,581,249
Tenaska Power Fund II-A, L.P. (1)		18,595,439
The Energy & Minerals Group Fund II (1)		4,518,844
Velite Energy, L.P. (1)(2)		52,021,352
Enhanced Fixed Income (14.21% Partners’ Capital)
Ares Enhanced Credit Opportunities Fund, L.P.		21,345,173
BDCM Partners I, L.P. (3)		52,983,803
Bell Point Credit Opportunities Fund, L.P. (2)		25,066,934
Contrarian Capital Fund I, L.P.		52,221,416
Courage Special Situations Fund, L.P. (2)		14,341,377
Credit Distressed Blue Line Fund, L.P. (3)		20,854,932
Fortelus Special Situations Fund, L.P.		5,376,089
Halcyon European Structured Opportunities Fund, L.P. (3)		350,189
Harbinger Capital Partners Fund I, L.P. (3)		25,723,141
Harbinger Capital Partners Fund II, L.P.		1,985,019
Harbinger Capital Partners Special Situations Fund, L.P.		4,033,167
Harbinger Class L Holdings (U.S.), LLC		279,612
Harbinger Class LS Holdings (U.S.) Trust	10,925	1,309,222
Harbinger Class PE Holdings (U.S.) Trust	12	2,293,529
Indaba Capital Partners, L.P. (3)		34,910,363
Morgan Rio Capital Fund, L.P. (3)		25,858,095
Paulson Credit Opportunities, L.P.		17,258,827
Prospect Harbor Credit Partners, L.P.		4,258,701
Providence MBS Fund L.P. (2)		110,844,021
Q Funding III, L.P. (2)		7,829,604
Q4 Funding, L.P.		2,380,939
Visium Credit Opportunities Fund, L.P. (2)		25,694,316

See accompanying Notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Global Opportunistic (18.18% Partners’ Capital)
Atlas Institutional Fund, LLC (2)		$26,768,549
BlueTrend L.P.		30,201,464
Corriente China Opportunity Partners II, L.P. (2)		10,766,438
Corriente China Opportunity Partners, L.P. (2)		4,823,342
Covepoint Emerging Markets Macro Fund, L.P. (2)		19,193,307
EDF-MI Onshore, L.P. (3)		51,107,582
Falcon Edge Global, L.P. (2)		50,197,759
Global Undervalued Securities Fund (QP), L.P.		11,793,433
Hayman Capital Partners, L.P. (2)		54,610,012
Passport Global Strategies III, Ltd.	1,211	778,442
Passport II, L.P. (2)		35,106,441
Senator Global Opportunity Fund L.P.		23,868,669
Tiger Global, L.P.		89,487,520
Valiant Capital Partners, L.P. (1)(2)		151,884,232
Viking Global Equities, L.P.		23,632,390
International Equity (3.35% Partners’ Capital)
Penta Asia Domestic Partners, L.P.		5,630,081
Steel Partners Japan Strategic Fund, L.P.		2,341,183
TAEF Fund, LLC		16,108,063
Tybourne Equity (U.S.) Fund (2)		33,137,726
Value Partners Hedge Fund LLC (3)		50,515,604
Natural Resources (0.00% Partners’ Capital)
Tocqueville Gold Partners, L.P.		40,503
Private Equity (10.48% Partners’ Capital)
Accel-KKR Capital Partners III, L.P. (1)(2)		11,496,360
Advent Latin American Private Equity Fund IV-F, L.P.		7,656,487
Advent Latin American Private Equity Fund V-F, L.P.		4,246,010
Audax Mezzanine Fund II, L.P. (1)		3,102,767
Audax Mezzanine Fund III, L.P. (1)		6,345,619
BDCM Opportunity Fund II, L.P. (1)		7,803,230
Black River Commodity Multi-Strategy Fund, LLC		889,962
Capital Royalty Partners, L.P. (1)		1,074,240
Catterton Growth Partners, L.P. (2)		14,351,164
CEF-Safety Kleen Liquidating Account (1)	151,417	1,817,005
Chrysalis Ventures III, L.P.		2,300,581
Crosslink Crossover Fund IV, L.P.		1,447,875
Crosslink Crossover Fund V, L.P.		7,087,530
Crosslink Crossover Fund VI, L.P.		14,936,507
Dace Ventures I, L.P. (2)		1,669,691
Fairhaven Capital Partners, L.P.		7,490,829
Garrison Opportunity Fund II A, LLC		14,068,057
Garrison Opportunity Fund, LLC (2)		22,919,486
GMO Emerging Illiquid Fund, L.P. (1)		127,474
HealthCor Partners Fund, L.P. (2)		7,901,351
Highland Credit Strategies Liquidation Vehicle Onshore		2,821,728
Integral Capital Partners VIII, L.P. (2)		3,501,388
L-R Global Partners, L.P.		405,647
MatlinPatterson Global Opportunities Partners III, L.P. (1)		8,695,926
Middle East North Africa Opportunities Fund, L.P. (3)	5,089	1,541,210
Monomoy Capital Partners II, L.P. (1)		2,975,202
Monomoy Capital Partners, L.P.		3,919,826
Monsoon India Inflection Fund 2, L.P.		355,159
Monsoon India Inflection Fund, L.P.		197,289
Pine Brook Capital Partners, L.P. (1)		15,990,190
Pinto America Growth Fund, L.P. (1)		1,650,206
Private Equity Investment Fund IV, L.P. (1)(2)		5,879,766
Private Equity Investment Fund V, L.P. (1)(2)		36,618,889
Saints Capital VI, L.P. (1)(2)		16,872,710
Sanderling Venture Partners VI Co-Investment Fund, L.P.		2,091,715
Sanderling Venture Partners VI, L.P.		1,273,413

See accompanying Notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (10.48% Partners’ Capital) (continued)
Sterling Capital Partners II, L.P.		$2,013,816
Sterling Group Partners II, L.P.		1,501,058
Sterling Group Partners III, L.P.		6,860,482
Strategic Value Global Opportunities Fund I-A, L.P		2,595,571
Tenaya Capital V, L.P.		7,301,771
Tenaya Capital VI, L.P.		557,859
The Column Group, L.P.		7,841,106
The Founders Fund III, L.P.		11,650,508
The Founders Fund IV, L.P.		3,177,304
The Raptor Private Holdings, L.P.	5,298	3,006,792
Trivest Fund IV, L.P. (1)(2)		13,834,951
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		5,938,592
VCFA Private Equity Partners IV, L.P. (1)		1,929,395
VCFA Venture Partners V, L.P. (1)		6,839,421
Voyager Capital Fund III, L.P.		2,830,373
WestView Capital Partners II, L.P. (2)		15,686,982
Real Estate (4.22% Partners’ Capital)
Aslan Realty Partners III, L.L.C.		366,970
Cypress Realty VI, L.P.		6,375,806
Florida Real Estate Value Fund, L.P. (1)(2)		8,993,686
GTIS Brazil Real Estate Fund (Brazilian Real), L.P. (2)		23,944,840
Lone Star Real Estate Fund II (U.S.) L.P.		3,603,861
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)		15,090,486
Northwood Real Estate Co-Investors L.P. (1)		6,583,604
Northwood Real Estate Partners L.P. (1)		13,226,957
Parmenter Realty Fund III, L.P.		7,700,889
Parmenter Realty Fund IV, L.P. (1)(2)		3,134,485
Pearlmark Mezzanine Realty Partners II, LLC		64,042
Pearlmark Mezzanine Realty Partners III, LLC (1)(2)		15,386,218
Pennybacker II, L.P. (1)(2)		2,530,670
SBC Latin America Housing US Fund, L.P. (1)(3)		4,930,008
Square Mile Partners III L.P. (1)		23,760,246

Total United States		2,271,076,722

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		2,677,394,993	83.25%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.09% Partners’ Capital)
El Tejar Limited	1,000,000	3,000,000

Total Bermuda Limited Liability Company		3,000,000

Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (1.62% Partners’ Capital)
CRC Credit Fund Ltd. (2)	117,292	35,886,184
Overseas CAP Partners, Inc. (2)	9,295	16,083,872
International Equity (1.62% Partners’ Capital)
Quorum Fund Limited	13,517	816,077
The Russian Prosperity Fund	1,056,068	51,324,885
Natural Resources (0.25% Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		8,172,054

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		112,283,072

Total Passive Foreign Investment Companies		115,283,072	3.58%

Private Corporations
United States
Real Estate (0.63% Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		2,571,194

See accompanying Notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital
Private Corporations (continued)
United States (continued)
Real Estate (0.63% Partners’ Capital) (continued)
Legacy Partners Realty Fund III, Inc.		$5,663,736
Net Lease Private REIT V, Inc.		1,543,669
Net Lease Private REIT VI, Inc. (1)		2,246,386
Net Lease Private REIT VII, Inc. (1)(2)		4,145,220
Net Lease Private REIT VII-A, Inc. (1)(2)		4,145,220

Total Private Corporations		20,315,425	0.63%

Total Investments in Investment Funds (Cost $2,569,043,671)		2,812,993,490	87.46%

Investments in Securities
Registered Investment Companies
United States
Exchange Traded Funds
Energy (0.98% Partners’ Capital)
Market Vectors Oil Service ETF	781,100	31,400,220
International Equity (3.67% Partners’ Capital)
iShares MSCI EAFE Index Fund (1)	527,000	27,931,000
iShares MSCI Japan Index Fund (1)	3,267,000	29,925,720
Market Vectors Russia ETF (1)	941,000	27,091,390
Vanguard MSCI Emerging Markets ETF (1)	795,000	33,191,250
Natural Resources (1.13% Partners’ Capital)
Market Vectors Agribusiness ETF (1)	704,000	36,460,160

Total Exchange Traded Funds		185,999,740	5.78%

Money Market Funds (2.53% Partners’ Capital)
JPMorgan 100% U.S. Treasury Securities Money Market Fund (1)	81,402,025	81,402,025

Total Money Market Funds		81,402,025	2.53%

Open End Funds
Domestic Equity (6.52% Partners’ Capital)
GMO Quality Fund IV (1)	8,759,201	209,782,874
Global Opportunistic (0.09% Partners’ Capital)
Facebook, Inc.	130,456	2,824,372
Natural Resources (1.61% Partners’ Capital)
The Tocqueville Gold Fund	691,329	51,704,527
Traditional Fixed Income (0.24% Partners’ Capital)
Wasatch Hoisington US Treasury Fund (1)	413,990	7,762,313

Total Open End Funds		272,074,086	8.46%

Total Registered Investment Companies		539,475,851	16.77%

U.S. Government Debt Obligations
U.S. Treasury Bond, 4.375%, 02/15/38 (1)	5,400,000	7,109,440
U.S. Treasury Bond, 4.375%, 11/15/39 (1)	5,400,000	7,138,125
U.S. Treasury Bond, 4.375%, 05/15/40 (1)	5,400,000	7,144,875
U.S. Treasury Bond, 4.50%, 02/15/36 (1)	5,300,000	7,071,361
U.S. Treasury Bond, 4.50%, 05/15/38 (1)	5,300,000	7,111,938
U.S. Treasury Bond, 4.50%, 08/15/39 (1)	5,300,000	7,134,298
U.S. Treasury Bond, 4.625%, 02/15/40 (1)	5,200,000	7,137,811
U.S. Treasury Bond, 4.75%, 02/15/37 (1)	5,000,000	6,921,875
U.S. Treasury Note, 3.50%, 02/15/39 (1)	6,300,000	7,233,188
U.S. Treasury Note, 4.25%, 05/15/39 (1)	5,500,000	7,127,659
U.S. Treasury Bond Strip Principal, 4.25%, 05/15/39	19,300,000	8,884,330
U.S. Treasury Bond Strip Principal, 4.75%, 02/15/37	17,100,000	8,556,823

Total U.S. Government Debt Obligations		88,571,723	2.75%

Total Investments in Securities (Cost $570,807,336)		628,047,574	19.52%

Derivative Contracts—Assets
Call Options Purchased
United States
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	1,079,000,000	4,208,100

See accompanying Notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Call Options Purchased (continued)
United States (continued)
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	$3,214,286
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	3,712,500
CMS Capital-10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	2,824,561

Total Call Options Purchased		13,959,447	0.43%

Warrants Purchased
United States
Global Opportunistic (0.00% Partners’ Capital)
Bally Total Fitness Holdings Corp. Warrants Exp. Sept. 2014, Strike Price $20.00 USD	2	—

Total Warrants Purchased		—

Total Derivative Contracts—Assets (Cost $24,991,550)		13,959,447	0.43%

Total Investments (Cost $3,164,842,557)		$3,455,000,511	107.41%

The Master Fund’s total outstanding capital commitments to Investment Funds as of September 30, 2012, were $428,305,430. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amounts are listed for each investment as applicable for that investment type.
(1)	Income producing security
(2)	Affiliated investments
(3)	Affiliated investments for which ownership exceeds 25%

See accompanying Notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

Futures Contracts Purchased:

Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Australia Commonwealth Treasury Bond	December 2012	2,371	$312,022,695	$10,339,897
10 Year Canada Bond	December 2012	2,466	344,457,143	2,054,843
10-Year Japan Government Bond	December 2012	210	388,104,332	1,234,743
10-Year U.S. Treasury Note	December 2012	2,886	385,235,906	640,199
CAC 40 10 Euro	October 2012	2,800	120,631,657	(7,365,477)
Corn	December 2012	1,234	46,660,625	(3,221,303)
Crude Oil (WTI)	November 2012	15	1,382,850	(65,750)
E-mini S&P 500	December 2012	1,405	100,752,550	(1,746,162)
E-mini S&P MidCap 400	December 2012	871	85,924,150	(3,312,256)
Euro-Bund	December 2012	1,213	220,960,605	918,129
FTSE 100 Index	December 2012	1,146	105,709,179	(2,758,172)
FTSE/JSE Top 40 Index	December 2012	1,662	63,549,058	(1,452,709)
FTSE/MIB Index	December 2012	329	31,797,936	(2,936,542)
Gasoline RBOB	November 2012	553	67,822,243	297,599
German Stock Index	December 2012	407	94,635,201	(1,928,724)
Gold 100 Oz	December 2012	637	112,997,430	12,490,235
Hang Seng China Enterprises Index	October 2012	32	2,033,996	39,378
Hang Seng Index	October 2012	18	2,423,005	39,845
ICE Brent Crude	December 2012	11	1,227,380	(20,379)
Long Gilt	December 2012	1,312	255,515,363	(582,470)
MSCI Taiwan Stock Index	October 2012	399	10,988,460	54,047
OMXS30 Index	October 2012	6,167	100,961,333	(3,523,020)
Russell 2000 Mini Index	December 2012	1,104	92,117,760	(3,000,694)
SGX S&P CNX NIFTY	October 2012	771	8,824,866	61,984
Soybean	November 2012	784	62,759,200	(2,235,004)
Tokyo Price Index	December 2012	132	12,435,273	142,514
Ultra Long Term U.S. Treasury Bond	December 2012	739	122,096,656	(319,290)
Wheat	December 2012	1,090	49,186,250	176,683

			$3,203,213,102	$(5,977,856)

Futures Contracts Sold:
Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	December 2012	2,262	$(301,941,656)	$(1,949,267)
Cocoa	December 2012	391	(9,837,560)	(235,545)
Coffee ‘C’	December 2012	485	(31,555,313)	(486,068)
Copper	December 2012	309	(29,030,550)	(2,256,188)
Cotton No. 2	December 2012	609	(21,512,925)	1,032,895
Crude Oil (WTI)	November 2012	122	(11,247,180)	533,955
FTSE/MIB Index	December 2012	128	(12,371,234)	1,133,291
Gold 100 Oz	December 2012	81	(14,368,590)	(1,012,879)
Hang Seng China Enterprises Index	October 2012	215	(13,665,912)	(260,889)
Hang Seng Index	October 2012	223	(30,018,346)	(500,296)
Heating Oil	November 2012	184	(24,414,298)	(2,543)
ICE Brent Crude	December 2012	147	(16,402,260)	270,095
ICE Gas Oil	November 2012	189	(18,418,050)	212,130
ICE Sugar No. 11 (World)	March 2013	1,501	(34,328,470)	(1,367,891)
Lead	November 2012	382	(21,795,488)	(2,180,998)
Lean Hogs	December 2012	2,100	(61,950,000)	(2,981,367)
Live Cattle	December 2012	853	(42,547,640)	1,525,164
MSCI Taiwan Stock Index	October 2012	337	(9,280,980)	(48,703)
Natural Gas	November 2012	854	(28,352,800)	(3,900,265)
Primary Aluminum	November 2012	534	(28,091,738)	(1,633,730)
Primary Nickel	November 2012	278	(30,789,612)	(3,811,427)
S&P 60 Index	December 2012	217	(30,942,593)	573,399
SGX S&P CNX NIFTY Index	October 2012	763	(8,733,298)	(63,766)
Silver	December 2012	116	(20,054,660)	(2,713,200)
SPI 200 Index	December 2012	402	(45,693,662)	193,521
Tokyo Price Index	December 2012	311	(29,298,257)	(342,130)
Zinc	November 2012	443	(23,119,063)	(1,956,142)

			$(949,762,135)	$(22,228,844)

See accompanying Notes to Consolidated Schedule of Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments

September 30, 2012

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and replicated by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

The Endowment Master Fund Holdings GP, LLC (the “Company”), is a wholly-owned subsidiary of the Master Fund. The Company functions as a special purpose entity, which owns a minority interest in AL Gulf Coast Terminals, LLC, an operating company. The Company is controlled by the Master Fund, and is therefore consolidated in the Master Fund’s Consolidated Schedule of Investments. Where the context requires, the “Master Fund” includes both the Master Fund and the Company.

Under the Master Fund’s organization documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).The Consolidated Schedule of Investments includes the investments of the Master Fund and the Company, on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the reporting date.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has also authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES— In general, the Master Fund values those securities at their last sales price on the exchange or over-the-counter exchange on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that is considered to be the principal exchange where the security is principally traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing “bid” and “ask” prices on the valuation date. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value and are typically categorized as Level 2 in the fair value hierarchy.

•

DERIVATIVES—Derivatives are generally valued using independent pricing services or other procedures approved by the Board. Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. Options that are listed on a securities exchange are generally valued at the closing “bid” and “ask” prices for options held long and short, respectively on the date of determination and are typically categorized as Level 2 in the fair value hierarchy. If no such sales price, bid or ask price is reported by such exchanges on the valuation date, the Adviser Valuation Committee and/or the Board Valuation Committee will determine the fair value in good faith using information that is available as such time.

•

OTHER— Investments in open-end registered investment companies that do not trade on an exchange are value at the end-of-day NAV per share. Where no value is readily available from an Investment Fund or other security, or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser, will determine, in good faith, the fair value of the Investment Fund or other security.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

All open derivative positions at quarter-end are reflected in the Master Fund’s Consolidated Schedule of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments that the Master Fund utilizes as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives, including the primary underlying risk exposures related to each instrument type.

OPTIONS—The Master Fund may enter into options based on expected price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Option contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Option contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an option, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.

FUTURES CONTRACTS—The Master Fund invests in futures contracts to gain exposure to, or hedge against, changes in the value of equities, commodities, interest rates or foreign markets. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Master Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). In general, payments are made by the Master Fund to the broker if total equity falls below the initial margin when marked to the closing price at the end of each day. The underlying securities are not physically delivered. The Master Fund recognizes a gain or loss equal to the daily fluctuations in the value of the underlying security. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts, and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amounts reflect the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. Futures contracts may reduce the Master Fund’s exposure to counterparty risk since futures contracts are exchange-traded; and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

The Commodity Futures Trading Commission (“CFTC”) has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment advisor to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Master Fund, the Adviser has claimed such an exclusion from registration as a commodity pool operator and trading adviser under the Commodity Exchange Act, as amended (the “CEA”). Therefore, as of the date of this report, neither the Master Fund nor the Adviser is subject to the registration and regulatory requirements of the CEA. On February 9, 2012, the CFTC adopted amendments to its rules that, once effective, may affect the ability of the Master Fund to continue to claim this exclusion. If the Master Fund were no longer able to claim the exclusion, the Adviser would be required to register as a “commodity pool operator,” and the Master Fund and the Adviser would be subject to regulation under the CEA. This recent rulemaking by the CFTC may affect the ability of the Master Fund to use futures contracts. As of the date of this report, the potential impact of the new CFTC rules on the Master Fund is uncertain.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of September 30, 2012. These derivatives are presented in the Consolidated Schedule of Investments.

	Assets		Liabilities
	Total Fair Value	Unrealized Appreciation on Futures Contracts	Unrealized Depreciation on Futures Contracts
Equity Risk Exposure:
Futures Contracts	$—	$2,237,979	$29,239,540
Warrants Purchased	—	—	—

Commodity Risk Exposure:
Futures Contracts	—	16,538,756	30,080,679

Interest Rate Risk Exposure:
Futures Contracts	—	15,187,811	2,851,027
Call Options Purchased	13,959,447	—	—

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

(g) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) requiring disclosures of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Adoption of ASU 2011-11 will have no effect on the Master Fund’s net assets. At this time, management is evaluating any impact ASU 2011-11 may have on the Master Fund’s financial statements disclosures.

(h) USE OF ESTIMATES

The preparation of the Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Consolidated Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1—	unadjusted quoted prices in active markets for identical assets

• Level 2—	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3—

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than quarterly (or monthly for underlying investments where the Master Fund owns more than 25% of the Investment Fund’s total net assets).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

The following is a summary categorization, as of September 30, 2012, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1		LEVEL 2	LEVEL 3	Total
	Investments	Other Financial Instruments^	Investments	Investments	Investments	Other Financial Instruments^
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$—	$—	$126,951,206	$126,271,074	$253,222,280	$—
Domestic Equity	—	—	150,170,576	39,047,147	189,217,723	—
Energy	—	—	52,021,352	156,358,553	208,379,905	—
Enhanced Fixed Income	—	—	292,635,583	164,562,886	457,198,469	—
Global Opportunistic	—	—	331,030,007	253,189,573	584,219,580	—
International Equity	—	—	16,108,063	91,624,594	107,732,657	—
Natural Resources	—	—	17,330,013	29,532,660	46,862,673	—
Private Equity	—	—	—	642,461,579	642,461,579	—
Real Estate	—	—	—	188,100,126	188,100,126	—
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	16,083,872	35,886,184	51,970,056	—
International Equity	—	—	51,324,885	816,078	52,140,963	—
Natural Resources	—	—	—	8,172,054	8,172,054	—
Private Equity	—	—	—	3,000,000	3,000,000	—
Private Corporations
Real Estate	—	—	—	20,315,425	20,315,425	—

Investment Securities
Registered Investment Companies
Domestic Equity	209,782,874	—	—	—	209,782,874	—
Energy	31,400,220	—	—	—	31,400,220	—
International Equity	118,139,360	—	—	—	118,139,360	—
Money Market Funds	—	—	81,402,025	—	81,402,025	—
Natural Resources	88,164,687	—	—	—	88,164,687	—
Global Opportunistic	2,824,372	—	—	—	2,824,372	—
Traditional Fixed Income	7,762,313	—	—	—	7,762,313	—
U.S. Government Debt Obligations
Traditional Fixed Income	—	—	88,571,723	—	88,571,723	—

Derivative Instruments
Call Options Purchased	—	—	13,959,447	—	13,959,447	—
Warrants Purchased
Global Opportunistic	—	—	—	—	—	—
Futures Contracts	—	(28,206,700)	—	—	—	(28,206,700)

Total	$458,073,826	$(28,206,700)	$1,237,588,752	$1,759,337,933	$3,455,000,511	$(28,206,700)

^

Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Investments as Investments, such as futures contracts. These financial instruments are generally presented in the Consolidated Schedule of Investments at the unrealized gain or loss on the financial instrument.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 Fair Value Measurements for investments held as of September 30, 2012:

	Fair Value as of September 30, 2012	Valuation Technique	Liquidity of Investments	Adjustments To NAV
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$126,271,074	NAV as Practical Expedient *	Quarterly or Greater	None
Domestic Equity	39,047,147	NAV as Practical Expedient *	N/A	None
Energy	156,358,553	NAV as Practical Expedient *	N/A	None
Enhanced Fixed Income	164,562,886	NAV as Practical Expedient *	Quarterly or Greater	**
Global Opportunistic	253,189,573	NAV as Practical Expedient *	Monthly or Greater	None
International Equity	91,624,594	NAV as Practical Expedient *	Monthly or Greater	None
Natural Resources	29,532,660	NAV as Practical Expedient *	N/A	None
Private Equity	642,461,579	NAV as Practical Expedient *	N/A	**
Real Estate	188,100,126	NAV as Practical Expedient *	N/A	None
Passive Foreign Investment Companies
Arbitrage Strategies	35,886,184	NAV as Practical Expedient *	N/A	None
International Equity	816,078	NAV as Practical Expedient *	N/A	None
Natural Resources	8,172,054	NAV as Practical Expedient *	N/A	None
Private Equity	3,000,000	NAV as Practical Expedient *	N/A	None
Private Corporations
Real Estate	20,315,425	NAV as Practical Expedient *	N/A	None

Total Investments	$1,759,337,933

*	Unobservable valuation input.
**

Denotes that a NAV as provided by an investment manager or administrator of an Investment Fund has been adjusted. Adjustments to the practical expedient NAV were made for certain Investment Funds in this category because in the opinion of the Adviser Valuation Committee, the practical expedient NAV provided for these Investment Funds did not reflect such Investment Funds’ fair value at September 30, 2012. The amounts of such adjustments were deemed immaterial as a percentage of total investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 1 and 2 as of September 30, 2012 based on levels assigned to Investments on June 30, 2012 are included in the table below. The transfer of this investment from Level 1 to Level 2 more appropriately represents the categorization of the investment, which is valued based upon amortized cost.

Transfers from Level 1 to Level 2
Investment Securities
Registered Investment Companies
Money Market Funds	$81,402,025

Total	$81,402,025

The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	Investments
	Balance as of June 30, 2012	Transfers Out	Gross Purchases	Gross Sales*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of September 30, 2012
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$127,624,266	$—	$—	$(3,545,451)	$(918,696)	$3,110,955	$126,271,074
Domestic Equity	38,639,516	—	—	(371,576)	107,676	671,531	39,047,147
Energy	155,773,501	—	10,003,047	(7,412,666)	4,892,937	(6,898,266)	156,358,553
Enhanced Fixed Income	164,983,061	—	—	(4,999,906)	335,749	4,243,982	164,562,886
Global Opportunistic	251,442,884	—	50,000,000	(26,741,588)	4,236,730	(25,748,453)	253,189,573
International Equity	57,816,604	—	32,000,000	—	—	1,807,990	91,624,594
Natural Resources	28,340,598	—	1,403,062	—	—	(211,000)	29,532,660
Private Equity	621,044,764	—	30,149,091	(21,809,786)	8,872,980	4,204,530	642,461,579
Real Estate	190,031,262	—	8,787,055	(9,032,981)	(10,644,454)	8,959,244	188,100,126
Passive Foreign Investment Companies
Arbitrage Strategies	39,034,222	—	—	(3,380,790)	734,762	(502,010)	35,886,184
International Equity	821,171	—	—	—	—	(5,093)	816,078
Natural Resources	8,025,872	—	—	—	—	146,182	8,172,054
Private Equity	12,860,000	—	—	—	—	(9,860,000)	3,000,000
Private Corporations
Real Estate	20,148,514	—	—	(674,364)	—	841,275	20,315,425

Total Investments	$1,716,586,235	$—	$132,342,255	$(77,969,108)	$7,617,684	$(19,239,133)	$1,759,337,933

*	Includes Return of Capital and Capital Gain Distributions.

The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2012, is $(30,002,059).

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustments, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the reported NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of September 30, 2012, that may qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Arbitrage Strategies (a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$305,192	N/A	N/A	Quarterly	30-90	0-2 years; up to 9% early redemption fee
Domestic Equity (b)	Investments in equity securities issued by U.S. companies.	189,218	N/A	N/A	Quarterly - Annually	45-120	0-3 years; up to 5% early redemption fee
Energy (c)	Investments in securities issued by companies in the energy sector.	208,380	$103,633	up to 15 years	Daily -Quarterly	30-45	0-15 years
Enhanced Fixed Income (d)	Investments in non-traditional fixed income securities.	457,198	N/A	N/A	Monthly - Rolling 3 years	30-120	0-3 years; up to 6% early redemption fee
Global Opportunistic (e)	Investments in a variety of global markets across all security types.	584,220	N/A	N/A	Monthly - Annually	45-90	0-4 years; up to 5% early redemption fee
International Equity (f)	Investments in equity securities issued by foreign companies.	159,874	N/A	N/A	Weekly - Quarterly	7-90	0-3 years
Natural Resources (g)	Investments with exposure to non-energy natural resources.	55,035	10,078	up to 10 years	N/A	N/A	0-10 years
Private Equity (h)	Investments in nonpublic companies.	645,460	247,153	up to 10 years	N/A	N/A	N/A
Real Estate (i)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	208,416	67,441	up to 10 years	N/A	N/A	0-10 years; up to 3% early redemption fee
		$2,812,993	$428,305

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

* The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisers (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(f)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(g)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. The majority of the investments in this asset class have an estimated remaining life of greater than six years.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. The private investments in this asset class have an estimated remaining life of greater than six years.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of September 30, 2012, was $3,164,842,557, resulting in accumulated net unrealized appreciation of $290,157,954 consisting of $551,551,466 in gross unrealized appreciation and $261,393,512 in gross unrealized depreciation.

During the quarter ended September 30, 2012, certain investments were received through a transfer in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind and related cost were as follows:

Investments Transferred In-Kind	Fair Value	Cost
Passport II, L.P.	$207,607	$210,291
Samlyn Onshore Fund, L.P.	169,881	154,727

	$377,488	$365,018

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are grouped in three categories of liquidity, as determined by the Adviser. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at September 30, 2012:

Liquidity Categories*	Total Percentage of Capital Invested Allowed, per Category		Percentage of Investments, per Category	Withdrawal Rights
Category 1 Investments(a)	10.00%- 100.00%	(b)	58.30%	Securities and derivatives activity or Investment Funds that settle three business days after trade date (“T+3”) and that have at least quarterly withdrawal rights and not more than a one-year lock-up period remaining.

Category 2 Investments(c)	0.00%- 90.00%	(b)	11.30%	Investment Funds that allow for periodic withdrawals at the time of investment but do not meet the qualifications for Category One Investments due to frequency of redemptions allowed or extended lock-up periods remaining.

Category 3 Investments(d)	0.00%- 25.00%	(b)	30.40%	Investment Funds that are self-liquidating (e.g., private equity funds), or that otherwise fail to meet the definition of Category 1 or 2 Investments. Also includes Investment Funds that only make distributions as the underlying portfolio’s assets or investments are liquidated (i.e., the investor in such Investment Funds does not have the right to request withdrawals on any specified periodic basis).

	100.00%		100.00%

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

*The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.

(a)

Category One Investments are defined as cash, money market funds, and exchange-traded securities, including, but not limited to equities, bonds, notes, mutual funds, ETFs, options (including OTC), and derivatives. Investment Funds with investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments may be included in this category as long as they have at least quarterly withdrawal rights with a year or less lockup remaining.

(b)

The Master Fund may not have less than 10% of its capital invested in cash and securities with T+3 liquidity, which are included in Category One Investments, or more than 25% of its capital invested in Category Three Investments, with all remaining capital invested in Category One Investments or Category Two Investments.

(c)

Category Two Investments also may have investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments. Sidepockets and/or special purpose vehicles (and any similar interest or investments, including certain types of distributions in-kind) remaining upon redemption from an Investment Fund categorized as Category One Investments or Category Two Investments (collectively, “Residual Interests”), shall also each be conclusively deemed to be a Category Two Investment unless the Adviser reasonably concludes that the majority of such Residual Interests will not become liquid within three years, in which case the Adviser will categorize such Residual Interests as Category Three Investments.

(d)

Category Three Investments may include, without limitation, private equity funds, real estate funds, or natural resources or energy funds that only make distributions when an investment is monetized or generates cash flow through distributions, dividends, etc. This category will be calculated as the lesser of: (a) the amount of called and invested capital or (b) the fair value of the interests in such Investment Funds. Any standard and customary audit hold-backs which remain after redeeming from an Investment Fund included in Category One Investments or Category Two Investments will be classified as Category One Investments. Any other holdings which remain (e.g., “sidepockets” and/or other Residual Interests) will be classified as Category Two Investments if the Adviser reasonably concludes that the majority of such holdings will become liquid within three years; otherwise, such holdings will be classified as Category Three Investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

(c) AFFILIATED INVESTMENT FUNDS

At September 30, 2012, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including 2012 activity) is shown below:

				For the Period 7/1/2012 through 9/30/2012					For the Period 7/1/2012 through 9/30/2012
Investment Funds	Shares 6/30/2012	Shares 9/30/2012	Fair Value 6/30/2012	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2012	Interest/ Dividend Income
Accel-KKR Capital Partners III, L.P.			$10,057,649	$1,621,903	$—	$—	$(183,192)	$11,496,360	$—
Atlas Institutional Fund, LLC			25,880,354	—	—	—	888,195	26,768,549	—
BDCM Partners I, L.P.			52,052,674	—	—	—	931,129	52,983,803	—
Bell Point Credit Opportunities Fund, L.P.			27,204,091	—	(2,721,828)	(272,210)	856,881	25,066,934	—
Catterton Growth Partners, L.P.			13,781,951	—	—	—	569,213	14,351,164	—
CCM Small Cap Value Qualified Fund, L.P.			18,512,120	—	—	—	605,207	19,117,327	—
Corriente China Opportunity Partners II, L.P.			12,688,976	—	—	—	(1,922,538)	10,766,438	—
Corriente China Opportunity Partners, L.P.			5,841,916	—	—	—	(1,018,574)	4,823,342	—
Courage Special Situations Fund, L.P.			14,193,203	—	—	—	148,174	14,341,377	—
Covepoint Emerging Markets Macro Fund, L.P.			16,903,891	—	—	—	2,289,416	19,193,307	—
CRC Credit Fund Ltd.	120,322	117,292	39,034,222	—	(3,380,790)	734,762	(502,010)	35,886,184	—
Credit Distressed Blue Line Fund, L.P.			24,618,355	—	(3,432,909)	(324,657)	(5,857)	20,854,932	—
CX Partners Fund Limited			8,615,468	475,088	—	—	(756,468)	8,334,088	—
Dace Ventures I, L.P.			2,254,893	39,619	(613,426)	320,312	(331,707)	1,669,691	—
EDF-MI Onshore, L.P.			99,210,855	—	(25,000,000)	4,236,730	(27,340,003)	51,107,582	—
Empire Capital Partners Enhanced, L.P.			24,205,544	—	—	—	(265,000)	23,940,544	—
Encap Energy Infrastructure TE Feeder, L.P.			8,505,506	535,258	—	—	(178,035)	8,862,729	—
Falcon Edge Global, L.P.			—	50,000,000	—	—	197,759	50,197,759	—
Florida Real Estate Value Fund, L.P.			7,886,437	813,815	—	—	293,434	8,993,686	—
Forum European Realty Income III, L.P.			11,857,940	1,411,779	—	—	29,786	13,299,505	—
Garrison Opportunity Fund, LLC			22,183,695	—	—	—	735,791	22,919,486	—
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.			24,341,990	—	—	—	(397,150)	23,944,840	—
Halcyon European Structured Opportunities Fund, L.P.			507,180	—	(152,692)	(108,495)	104,196	350,189	—
Harbinger Capital Partners Fund I, L.P.			24,728,808	—	—	—	994,333	25,723,141	—
Hayman Capital Partners, L.P.			60,046,079	—	(10,000,000)	1,105,088	3,458,845	54,610,012	—
HealthCor Partners Fund, L.P.			7,775,588	415,423	—	—	(289,660)	7,901,351	—
HFR HE Bristol Master Trust (Series D)	25,000	25,000	13,694,251	—	—	—	3,635,762	17,330,013	—
Hillcrest Fund, L.P.			15,593,153	—	(3,195,020)	213,524	(518,793)	12,092,864	118,275
Hound Partners, L.P.			34,742,721	—	—	—	2,444,918	37,187,639	—
Indaba Capital Partners, L.P.			32,842,037	—	—	—	2,068,326	34,910,363	—
Integral Capital Partners VIII, L.P.			3,501,388	—	—	—	—	3,501,388	—
Intervale Capital Fund, L.P.			16,094,259	—	(4,361,974)	3,175,517	(2,690,629)	12,217,173	—
Investcorp Silverback Arbitrage Fund, LLC			17,391,460	—	—	—	130,148	17,521,608	—
Kenmont Onshore Fund, L.P.			651,423	—	(531,839)	(928,451)	982,954	174,087	—
LC Fund IV, L.P.			21,181,993	215,423	—	—	3,779,168	25,176,584	—
Magnetar Capital Fund, L.P.			8,064,220	—	—	—	503,689	8,567,909	—
Magnetar SPV, LLC (Series L)			12,347,702	—	—	3,783	511,546	12,863,031	—
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	1,453,470	—	—	—	87,740	1,541,210	—
Monsoon Infrastructure & Realty Co-Investors, L.P.			14,242,436	1,200,000	—	—	(351,950)	15,090,486	—
Montrica Global Opportunities Fund, L.P.	33,558	33,558	1,782,796	—	—	—	(67,162)	1,715,634	—
Morgan Rio Capital Fund, L.P.**			25,526,365	—	—	—	331,730	25,858,095	—
Net Lease Private REIT VII, Inc.			4,145,220	—	—	—	—	4,145,220	114,616
Net Lease Private REIT VII-A, Inc.			4,145,220	—	—	—	—	4,145,220	114,616
New Horizon Capital III, L.P.			27,524,137	1,808,901	—	—	(559,568)	28,773,470	136,378
Orbis Real Estate Fund I			3,099,954	27,600	(27,600)	—	(276,581)	2,823,373	—
Overseas CAP Partners, Inc.	9,295	9,295	15,755,310	—	—	—	328,562	16,083,872	—
Parmenter Realty Fund IV, L.P.			5,899,567	—	(2,414,583)	—	(350,499)	3,134,485	104,525
Passport II, L.P.			44,582,911	—	(10,207,606)	(131,995)	863,131	35,106,441	—
Pearlmark Mezzanine Realty Partners III, LLC			13,291,000	3,516,175	(977,842)	59,872	(502,987)	15,386,218	180,365
Pennybacker II, L.P.			2,190,881	347,064	—	—	(7,275)	2,530,670	—
Phoenix Asia Real Estate Investments II, L.P.			13,986,087	—	(9,268)	—	(63,081)	13,913,738	—
PIPE Equity Partners, L.L.C.			19,114,627	—	—	—	(258,785)	18,855,842	—
PIPE Select Fund, L.L.C.			36,568,014	—	(2,287,328)	16,065	906,059	35,202,810	—
Private Equity Investment Fund IV, L.P.			5,991,762	88,518	(247,589)	138,903	(91,828)	5,879,766	4,651
Private Equity Investment Fund V, L.P.**			31,391,858	4,798,950	(1,008,074)	608,508	827,647	36,618,889	6,807
Providence MBS Fund L.P.			60,024,193	50,000,000	—	—	819,828	110,844,021	—
Q Funding III, L.P.			10,082,780	—	(2,408,814)	410,478	(254,840)	7,829,604	—
Saints Capital VI, L.P.			16,730,523	632,159	(97,824)	14,674	(406,822)	16,872,710	—
SBC Latin America Housing US Fund, L.P.			4,845,673	727,000	(560,449)	—	(82,216)	4,930,008	31,568
Sovereign Capital Limited Partnership III			7,570,574	—	—	—	663,907	8,234,481	—
Tiger Consumer Partners, L.P.			49,406,956	—	(10,000,000)	4,169,054	(3,785,089)	39,790,921	—
Trivest Fund IV, L.P.			16,003,931	70,358	(1,195,135)	69,502	(1,113,705)	13,834,951	572,109
Trustbridge Partners II, L.P.			18,386,760	—	—	—	(621,230)	17,765,530	—
Trustbridge Partners III, L.P.			25,568,097	2,328,708	—	—	64,551	27,961,356	—
Tuckerbrook SB Global Distressed Fund I, L.P.			6,238,592	—	(300,000)	—	—	5,938,592	—
Tybourne Equity (U.S.) Fund			—	32,000,000	—	—	1,137,726	33,137,726	—
Valiant Capital Partners, L.P.			152,232,029	—	(1,741,588)	—	1,393,791	151,884,232	—
Value Partners Hedge Fund LLC			49,559,754	—	—	—	955,850	50,515,604	—
Velite Energy, L.P.			72,420,134	—	(20,000,000)	15,164,288	(15,563,070)	52,021,352	—
Visium Credit Opportunities Fund, L.P.			25,310,728	—	—	—	383,588	25,694,316	—
Waterstone Market Neutral Fund, L.P.			28,625,262	—	(8,000,000)	2,819,346	(2,457,554)	20,987,054	—
Westview Capital Partners II, L.P.			15,705,393	131,589	—	—	(150,000)	15,686,982	—

			$1,568,396,986	$153,205,330	$(114,874,178)	$31,494,598	$(28,440,878)	$1,609,781,858	$1,383,910

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Schedule of Investments, continued

September 30, 2012

(Unaudited)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in, or commitment to, such Investment Funds. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment Registered Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co- Principal Executive Officer

Date: November 27, 2012

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co- Principal Executive Officer

Date: November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: November 27, 2012

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: November 27, 2012

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: November 27, 2012